                              ING SERIES FUND, INC.
                           ING Classic Index Plus Fund

                     Supplement Dated January 6, 2006 to the
                               Class A Prospectus
                             Dated December 1, 2005


     Effective December 2005, Omar Aguilar replaced Hugh Whelan as Portfolio Manager to ING Classic Index Plus Fund.

     Effective December 2005, the first paragraph of the sub-section entitled "ING Classic Index Plus Fund," under the section entitled "Management of the Fund - Sub-Adviser" on page 15 of the Class A Prospectus is hereby deleted and replaced with the following:

     Omar Aguilar, Ph.D., Portfolio Manager, ING IM, has co-managed the Fund since December 2005. Dr. Aguilar has been with ING IM since July 2004 and is Head of Quantitative Equity Research. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since 1999.


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

                              ING SERIES FUND, INC.
                           ING Classic Index Plus Fund

                     Supplement dated January 6, 2005 to the
                   Statement of Additional Information ("SAI")
                             Dated December 1, 2005

     Effective, December 2005, Omar Aguilar replaced Hugh Whelan as Portfolio Manager to ING Class Index Plus Fund. Effective December 2005, all references to Hugh Whelan or Hugh T.M. Whelan are deleted and replaced with Omar Aguilar.

     The tables, and the footnotes thereto, in the sub-sections entitled "Other Accounts Managed" and "Portfolio Manager Ownership of Securities" under the section entitled "Portfolio Managers" on pages 31 and 32, respectively, of the SAI are deleted in their entirety and replaced with the following:

     OTHER ACCOUNTS MANAGED

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager:

                               REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                                     COMPANIES                      VEHICLES                    OTHER ACCTS
                            ----------------------------    --------------------------   ---------------------------
                             NUMBER                          NUMBER                      NUMBER
                               OF                              OF                          OF
   PORTFOLIO MANAGER        ACCOUNTS      TOTAL ASSETS      ACCOUNTS    TOTAL ASSETS     ACCOUNTS     TOTAL ASSETS
   -----------------        --------    ----------------    --------   ---------------   --------    ---------------
   Omar Aguilar(1)             68       $  8,006,205,084       15      $ 3,118,739,255      25(2)    $ 5,316,819,520
   Douglas Cote(3)             52       $ 11,583,269,926       18      $ 3,337,073,432      53       $ 4,026,157,871
   Mary Ann Fernandez(3)       45       $  7,478,001,384        0             N/A            0             N/A
   James Kauffmann(3)          50       $  7,485,038,089       15      $ 1,816,829,588      26(4)    $ 7,632,807,929

     (1)  As of September 30, 2005.
     (2) Four of these accounts with total assets of $764,300,730 have advisory fees that are also based on the performance of the accounts.
     (3)  As of May 31, 2005.
     (4) One of these accounts with total assets of $159,525,132 has an advisory fee that is also based on the performance of the account.

     PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

          The following table shows the dollar range of shares of the funds owned by each team member, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

                                                                             DOLLAR RANGE OF FUND SHARES
         PORTFOLIO MANAGER                          FUND                                OWNED
         -----------------                          ----                     ---------------------------
     Omar Aguilar(1)                      ING Index Plus LargeCap                     $  23,469
                                          ING Index Plus SmallCap                     $   7,388
     Douglas Cote(2)                      ING Index Plus LargeCap                     $  78,068
                                           ING Index Plus MidCap                      $ 145,508
                                          ING Index Plus SmallCap                     $  12,492
     Mary Ann Fernandez(2)                          N/A                               $       0
     James Kauffmann(2)                             N/A                               $       0

     (1)  As of December 30, 2005.
     (2)  As of May 31, 2005.


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